Disposal of an Affiliate - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 28, 2011 USD ($)	Nov. 28, 2011 CNY (¥)	Dec. 31, 2011 CNY (¥)	Nov. 28, 2011 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax to be paid		¥ 79,485	¥ 39,485
HZ [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration				¥ 592,380
Income tax to be paid		39,485
Loss on disposal		¥ 364,480
State Administration of Taxation, China [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 95,330			¥ 600,000
Statutory rate	10.00%	10.00%
Income tax to be paid		¥ 79,485
State Administration of Taxation, China [Member] | CZ Tire Holdings Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax to be paid	$ 6,355	¥ 40,000